Long-Term Debt - Revolvers - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) subsidiary term_loan credit_facility vessel	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	8
Line of credit facility, borrowing capacity, reduction in year two	$ 131.5
Line of credit facility, borrowing capacity, reduction in year three	400.5
Line of credit facility, borrowing capacity, reduction in year four	405.5
Line of credit facility, borrowing capacity, reduction in year five	$ 76.7
Number of subsidiaries | subsidiary	2
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Balloon or Bullet Repayments Due at Maturity [Member]
Debt Instrument [Line Items]
Number of term loans | term_loan	7
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
First-priority Mortgages
Debt Instrument [Line Items]
Number of vessels | vessel	2
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 200.9
Line of credit facility, borrowing capacity, reduction in year two	22.4
Line of credit facility, borrowing capacity, reduction in year three	23.4
Line of credit facility, borrowing capacity, reduction in year four	24.4
Line of credit facility, borrowing capacity, reduction in year five	$ 105.4
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Line of credit facility, maximum borrowing capacity	$ 376.5	$ 443.7
Undrawn amount of revolving credit facilities	$ 266.5	$ 189.4
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	1.25%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	2.25%